Disclosure of detailed information about goodwill (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Goodwill beginning balance	$ 15,200,188	$ 18,495,121
Effect of foreign exchange	(10,314)	(28,912)
Goodwill ending balance	$ 15,189,874	$ 18,466,209